Property, plant and equipment (Details Narrative) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Property, plant and equipment [abstract]
Bearing interest	$ 372	$ 370
Other net expenses	$ 52
Capitalization Rate	6.08%		6.22%